Goodwill and other intangible assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Net book balance, beginning of period	$ 1,320,000,000	$ 1,320,000,000
Disposal of tender rigs	(120,000,000)	0
Net book balance, end of period	1,200,000,000	1,320,000,000	1,320,000,000
Goodwill, impairment loss	0	0	0
Amortization life of unfavorable contracts, lower range	2 years
Amortization life of unfavorable contracts, upper range	5 years
Amortization life of Favorable (Unfavorable) Contracts	5 years
Gross Carrying Amount, Intangible Assets [Roll Forward]
Gross carrying value, balance at beginning of period	51,000,000	51,000,000
Derecognition of fully amortized contracts	(51,000,000)
Gross carrying value, balance at end of period	0	51,000,000	51,000,000
Accumulated Amortization, Intangible Assets [Roll Forward]
Accumulated amortization, balance at beginning of period	(49,000,000)	(37,000,000)
Amortization of favorable contracts	(2,000,000)	(12,000,000)
Derecognition of fully amortized contracts	51,000,000	0
Accumulated amortization, balance at end of period	0	(49,000,000)	(37,000,000)
Intangible Assets [Roll Forward]
Net book balance, beginning of period	2,000,000	14,000,000
Amortization of favorable contracts	(2,000,000)	(12,000,000)
Net book balance, end of period	0	2,000,000	14,000,000
Gross Carrying Amount, Intangible Liabilities [Roll Forward]
Balance at beginning of period	0	0
Additions	444,000,000	0
Balance at end of period	444,000,000	0	0
Accumulated Amortization, Intangible Liabilities [Roll Forward]
Accumulated amortization, balance at beginning of period	0	0
Amortization of unfavorable contracts	(67,000,000)	0
Accumulated amortization, balance at end of period	(67,000,000)	0	0
Intangible Liabilities [Roll Forward]
Net book balance, beginning of period	0	0
Additions	444,000,000	0
Amortization of unfavorable contracts	(67,000,000)	0
Net book balance, end of period	377,000,000	0	0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	109,000,000
2015	109,000,000
2016	109,000,000
2017	50,000,000
2018	0
Total	$ 377,000,000	$ 0	$ 0